DEFERRED CHARGES (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Secured debt Line of credit $1.125 billion newbuild facility	Jul. 26, 2013 Secured debt Line of credit $1.125 billion newbuild facility
Components of deferred financing costs [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity				$ 1,125,000,000.000	$ 1,125,000,000.000
Debt arrangement fees and other deferred financing charges	27,845,000	6,335,000
Accumulated amortization	(3,361,000)	(2,271,000)
Deferred Finance Costs, Net	24,484,000	4,064,000
Amortization of deferred charges and debt guarantee	$ 2,000,000	$ 1,900,000	$ 1,500,000